LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2022	2021	2020
Numerator:

Net loss for basic and diluted loss per share	$(33,694)	$(34,203)	$(29,698)

Denominator:

Weighted average number of ordinary shares used in computing basic and diluted net loss per share	86,555,628	84,203,971	79,591,187

Basic and diluted loss per ordinary share	$(0.39)	$(0.41)	$(0.37)